Governmental Loans	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Governmental Loans
21.	GOVERNMENTAL LOANS

As at,	December 31, 2024	March 31, 2024

The carrying amount of:

Long-term portion

Federal AMF Loan, denominated in Canadian dollars, due March 1, 2028	$16.6	$21.7

Provincial MENDM Loan, denominated in Canadian dollars, due November 30, 2028	35.8	42.8

Federal SIF Agreement loan, denominated in Canadian dollars, due April 30, 2031	9.9	9.4

Federal SIF EAF Agreement loan, denominated in Canadian dollars, due January 1, 2030	71.3	53.5

	$133.6	$127.4

Current portion

Federal AMF Loan, denominated in Canadian dollars	$10.0	$10.0

Provincial MENDM Loan, denominated in Canadian dollars	15.0	6.2

	$25.0	$16.2

	$158.6	$143.6

Federal Economic Development Agency for Southern Ontario
On November 30, 2018, the Company entered into an agreement with the Federal Economic Development Agency, through the Advanced Manufacturing Fund (“Federal AMF Loan”). The Company received a $60.0 million interest free loan as reimbursement for certain defined capital expenditures. The Company commenced equal monthly installments on April 1, 2022, with the final installment payable on March 1, 2028. Under the General Security Agreement, this facility has a third priority claim on all of the Company’s assets which is pari passu
with the Provincial MENDM Loan, defined below.
As at December 31, 2024, the Company had applied for reimbursements of $60.0 million and recognized a benefit, net of accretion, of $5.3 million. During the nine month period ended December 31, 2024, the Company made repayments totalling $7.5 million. Accordingly, the carrying value of the Federal AMF Loan was $26.6 million at December 31, 2024. As at March 31, 2024, the Company had applied for reimbursements of $60.0 million and recognized a benefit, net of accretion, of $7.7 million. During the year ended March 31, 2024, the Company made repayments totalling $10.0 million. Accordingly, the carrying value of the Federal AMF Loan was $31.7 million at March 31, 2024.
Ministry of Energy, Northern Development and Mines
On November 30, 2018, the Company entered into an agreement with the Ministry of Energy, Northern Development and Mines (the “Provincial MENDM Loan”) under which, the Company received a $60.0 million low interest loan as reimbursement for certain defined capital expenditures. The Company will repay the loan in monthly blended payments of principal and interest beginning on December 31, 2024 and ending on November 30, 2028. This facility bears interest at an annual interest rate equal to the greater of 2.5% per annum; and the lenders cost of funds. Under the General Security Agreement, this facility has a third priority claim on all of the Company’s assets which is pari passu
with the Federal AMF Loan.

As at December 31, 2024, the Company had applied for and received reimbursements of $60.0 million and recognized a benefit, net of accretion, of $7.9 million. Accordingly, the carrying value of the Provincial MENDM Loan was $50.8 million at December 31, 2024. As at March 31, 2024, the Company had applied for and received reimbursements of $60.0 million and recognized a benefit, net of accretion, of $10.9 million. Accordingly, the carrying value of the Provincial MENDM Loan was $49.0 million at March 31, 2024.
Ministry of Industry
On March 29, 2019, the Company, together with the government of Canada, entered into an agreement whereby a benefit of $30.0 million flowed to the Company; $15.0 million in the form of a grant, and $15.0 million in the form of an interest free loan; from the Ministry of Industry, Strategic Innovation Fund (the “SIF Agreement”). Under the terms of this agreement, the Company was reimbursed for certain defined capital. On March 25, 2024, the Company amended the SIF Agreement and will repay in equal annual instalments, the $15.0 million interest free loan portion of this funding beginning on April 30, 2027 and ending on April 30, 2034. The agreement is guaranteed by the Company’s subsidiary, Algoma Steel Intermediate Holdings Inc.
At December 31, 2024, the Company had applied for reimbursements of $15.0 million each under the grant and loan portions of the agreement, and recognized a benefit of $15.0 million. Additionally, at December 31, 2024, the Company had recognized a benefit, net of accretion, of $5.1 million. The carrying value of the Federal SIF Agreement was $9.9 million at December 31, 2024. At March 31, 2024, the Company had applied for reimbursements of $15.0 million each under the grant and loan portions of the agreement, and recognized a benefit of $15.0 million. Additionally, at March 31, 2024, the Company had recognized a benefit, net of accretion, of $5.6 million. The carrying value of the Federal SIF Agreement was $9.4 million at March 31, 2024.
On September 20, 2021, the Company, together with the government of Canada, entered into an agreement of which a benefit of up to $200.0 million would flow to the Company in the form of a loan from the SIF. Under the terms of the SIF agreement, the Company will be reimbursed for certain defined capital expenditures incurred to transition from blast furnace steel production to EAF steel production between March 3, 2021 and March 31, 2025. The repayment period will commence upon the earlier of the Company having access to full power from the provincial electricity grid to operate the EAF independently, or January 1, 2030. The annual repayment is further dependent on the Company’s performance in reducing its GHG emissions.
For the nine month period ended December 31, 2024, the Company had applied for reimbursements under the SIF loan agreement of $43.8 million and recognized a benefit, net of accretion, in respect of this agreement of $26.0 million. Accordingly, the carrying value of the SIF EAF Agreement was $71.3 million. For the year ended March 31, 2024, the Company had applied for reimbursements under the SIF loan agreement of $74.4 million and recognized a benefit, net of accretion, in respect of this agreement of $48.2 million. Accordingly, the carrying value of the SIF EAF Agreement was $53.5 million.
The Company has recognized the governmental loan claims receivable, governmental loan payable and benefit associated with these agreements because the Company has fulfilled its obligations under the respective agreements and has reasonable assurance the grant will be received.

The changes in the Company’s governmental loan facilities arising from financing activities are presented below:

	Governmental Loan Issued (Repaid)	Governmental loan benefit recognized immediately	Accretion of governmental loan benefit	Carrying value

Federal AMF Loan

Balance at March 31, 2024	$39.2	$(26.5)	$18.8	$31.7

Movement in the period	(7.5)	-	2.4	(5.1)

Balance at December 31, 2024	$31.7	$(26.5)	$21.2	$26.6

Provincial MENDM Loan

Balance at March 31, 2024	$60.0	$(26.4)	$15.5	$49.0

Movement in the period	(1.2)	-	3.0	1.8

Balance at December 31, 2024	$58.8	$(26.4)	$18.5	$50.8

Federal SIF Loan

Balance at March 31, 2024	$15.0	$(9.2)	$3.6	$9.4

Movement in the period	-	-	0.5	0.5

Balance at December 31, 2024	$15.0	$(9.2)	$4.1	$9.9

Federal SIF EAF Loan

Balance at March 31, 2024	$139.9	$(90.4)	$4.0	$53.5

Movement in the period	43.8	(29.9)	3.9	17.8

Balance at December 31, 2024	$183.7	$(120.3)	$7.9	$71.3

Total, Governmental Loans

Balance at March 31, 2024	$254.2	$(152.5)	$41.9	$143.6

Movement in the period	35.1	(29.9)	9.8	15.0

Balance at December 31, 2024	$289.3	$(182.4)	$51.7	$158.6